RBC BlueBay Absolute Return Fund

RBC FUNDS TRUST

RBC BlueBay Absolute Return Fund

Supplement dated May 15, 2017 to the Prospectus for the RBC BlueBay Funds dated

January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides updated information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC BlueBay Absolute Return Fund

The sentence below is added to the end of the paragraph under the heading titled “Performance Table” on page 36 of the Prospectus:

Performance shown for Class A shares and Class C shares prior to their respective inception dates is based on the performance of Class I shares, adjusted to reflect the respective fees and expenses of Class A shares and Class C shares and applicable sales charges.

The table under the heading titled “Performance Table” on page 36 of the Prospectus is replaced with the following table to correct the Since Inception return for Class A shares and the Past Year return for Class C shares:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Since Inception
Class I Return Before Taxes	0.10%	1.12%
Class I Return After Taxes on Distributions	0.10%	0.43%
Class I Return After Taxes on Distributions and Sale of Shares	0.06%	0.63%
Class A Return Before Taxes	(4.40)%	(0.17)%
Class C Return Before Taxes	(1.83)%	0.12%
3-Month USD London Interbank Offering Rate (LIBOR) Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2012)	0.74%	0.39%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Average Annual Total Returns - RBC BlueBay Absolute Return Fund	Past Year	Since Inception	Inception Date
Class I	0.10%	1.12%
Class I | After Taxes on Distributions	0.10%	0.43%
Class I | After Taxes on Distributions and Sale of Shares	0.06%	0.63%
Class A	(4.40%)	(0.17%)
Class C	(1.83%)	0.12%
3-Month USD London Interbank Offering Rate (LIBOR) Index	0.74%	0.39%	Nov. 30, 2012